Share based compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended			5 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CNY (¥) shares	Aug. 20, 2022 USD ($) shares	Aug. 20, 2022 CNY (¥) shares	Jan. 30, 2022	Jan. 20, 2022 $ / shares	Mar. 31, 2021	Jan. 31, 2022	Jul. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares
Share based compensation
Total compensation expense recognized | ¥																	¥ 524,553		¥ 163,481		¥ 11,410
Number of unvested awards											18,995,595	16,224,217				24,431,761		18,995,595	18,995,595	16,224,217	16,224,217		24,431,761
Expected dividend yield																0.00%	0.00%	0.00%	0.00%		0.00%
RSU
Share based compensation
Expected dividend yield																0.00%	0.00%
Share-based expenses due to redesignation | ¥																	¥ 0		¥ 16,452		¥ 0
Total unrecognized compensation expense																$ 31,628							¥ 209,898
Weighted-average period																1 year 10 months 24 days	1 year 10 months 24 days
RSU | Tranche one
Share based compensation
Vesting percentage																50.00%	50.00%
Service period																5 years	5 years
RSU | Tranche one | Upon a qualified IPO
Share based compensation
Vesting percentage																50.00%	50.00%
RSU | Tranche two | Upon a qualified IPO
Share based compensation
Vesting percentage																20.00%	20.00%
Service period																12 months	12 months
RSU | Tranche two | Before a qualified IPO is achieved
Share based compensation
Vesting percentage																50.00%	50.00%
Service period																5 years	5 years
RSU | Tranche two | After the completion of a qualified IPO
Share based compensation
Vesting percentage																20.00%	20.00%
Service period																12 months	12 months
RSU | Tranche three
Share based compensation
Service period																60 months	60 months
RSU | Vesting upon the completion of Merger with COVA
Share based compensation
Total compensation expense recognized																$ 19,505	¥ 129,444
2019 RSU Plan | RSU
Share based compensation
Shares transferred																						23,859,142
Percent of total outstanding shares																						10.00%
Aggregate number of shares granted													6,680,560
Weighted average exercise price | $ / shares													$ 0.56
2019 RSU Plan | RSU | Employee and non employee
Share based compensation
Aggregate number of shares granted												16,224,217
Weighted average exercise price | $ / shares												$ 0.34
2019 RSU Plan | RSU | Share-based payment arrangement employee
Share based compensation
Aggregate number of shares granted	4,771,828	4,771,828												2,890,674
Weighted average exercise price | $ / shares						$ 0.32				$ 2.96				$ 1.23
Service period								12 months
Number of awards modified			1,431,549	1,431,549
Incremental compensation cost to be recorded			$ 2,999	¥ 19,904
Period to record incremental compensation cost					3 years 6 months		3 years 3 months 18 days
Number of unvested awards	1,988,262	1,988,262
Vesting period	30 months	30 months
Incremental compensation cost recognized immediately for the vested RSUs	$ 17,993	¥ 119,408	$ 750	¥ 4,976
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vest every twelve-month service period since the service commencement of the employees
Share based compensation
Vesting percentage								20.00%
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vest on April 1, 2022
Share based compensation
Vesting percentage								0.50%
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vest on a monthly basis over thirty-six (36) months from May 2022
Share based compensation
Vesting percentage								50.00%
2021 Option Plan
Share based compensation
Total compensation expense recognized | ¥																	¥ 201,098
Aggregate number of share options granted											13,575,733					2,354,744	2,354,744				13,575,733
Weighted-average period																2 years 9 months	2 years 9 months
Exercise price per share | $ / shares									$ 9.70							$ 9.70				$ 9.70
2021 Option Plan | Upon a qualified IPO
Share based compensation
Vesting percentage															25.00%
Service period															12 months
2021 Option Plan | After the completion of a qualified IPO
Share based compensation
Vesting percentage															25.00%
Service period															12 months
2021 Option Plan | Vesting upon the completion of Merger with COVA
Share based compensation
Shares vested																6,818,048	6,818,048
Total compensation expense recognized																$ 30,384	¥ 201,645
2021 Option Plan | Share-based payment arrangement employee
Share based compensation
Aggregate number of share options granted															2,354,744
2021 Option Plan | RSU
Share based compensation
Shares vested																		5,101,085	5,101,085
Total compensation expense recognized																		$ 16,311	¥ 105,211
Remaining portion of awards to be vested over the service period following the modified vesting schedule																		2,607,277	2,607,277